UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

AXS
Real Estate Income ETF
RINC
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AXS Real Estate Income ETF (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.axsinvestments.com/rinc/. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Real Estate Income ETF (RINC)	$44	0.89%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$34,228,652
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Arbor Realty Trust, Inc.	4.6%
Ladder Capital Corp.	4.5%
Starwood Property Trust, Inc.	4.4%
Blackstone Mortgage Trust, Inc. - Class A	4.4%
Apollo Commercial Real Estate Finance, Inc.	4.4%
Franklin BSP Realty Trust, Inc.	4.4%
Redwood Trust, Inc.	4.4%
TPG RE Finance Trust, Inc.	4.4%
Ready Capital Corp.	4.3%
BrightSpire Capital, Inc.	4.3%
Asset Allocation
Industry  Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/rinc/. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Real Estate Income ETF

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AXS Real Estate Income ETF

(RINC)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2025

AXS Real Estate Income ETF

A series of Investment Managers Series Trust II

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Real Estate Income ETF (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

www.axsinvestments.com

AXS Real Estate Income ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.1%
	REITS — 98.1%
114,491	AGNC Investment Corp.	$1,052,172
55,032	Annaly Capital Management, Inc.	1,035,702
155,543	Apollo Commercial Real Estate Finance, Inc.	1,505,656
146,752	Arbor Realty Trust, Inc.	1,570,247
64,148	ARMOUR Residential REIT, Inc.	1,078,328
78,409	Blackstone Mortgage Trust, Inc. - Class A	1,509,373
291,828	BrightSpire Capital, Inc.	1,473,731
101,992	Chimera Investment Corp.	1,414,629
495,823	Claros Mortgage Trust, Inc.	1,413,096
87,703	Dynex Capital, Inc.	1,071,731
108,618	Ellington Financial, Inc.	1,410,948
139,917	Franklin BSP Realty Trust, Inc.	1,495,713
137,688	Invesco Mortgage Capital, Inc.	1,079,474
166,713	KKR Real Estate Finance Trust, Inc.	1,462,073
142,388	Ladder Capital Corp.	1,530,671
146,905	MFA Financial, Inc.	1,389,721
217,403	New York Mortgage Trust, Inc.	1,456,600
150,473	Orchid Island Capital, Inc.	1,054,816
84,197	PennyMac Mortgage Investment Trust	1,082,774
340,465	Ready Capital Corp.	1,487,832
253,048	Redwood Trust, Inc.	1,495,514
125,060	Rithm Capital Corp.	1,411,927
75,734	Starwood Property Trust, Inc.	1,519,981
193,447	TPG RE Finance Trust, Inc.	1,493,411
101,573	Two Harbors Investment Corp.	1,093,941
		33,590,061
	TOTAL COMMON STOCKS
	(Cost $40,048,574)	33,590,061

AXS Real Estate Income ETF

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 0.0%
	OIL & GAS — 0.0%
	Mesquite Energy, Inc.
$1,902,000	7.250%, 7/15/2023[1,2,3,4]	$—
	TOTAL CORPORATE BONDS
	(Cost $1,887,866)	—

	TOTAL INVESTMENTS — 98.1%
	(Cost $41,936,440)	33,590,061
	Other Assets in Excess of Liabilities — 1.9%	638,591
	TOTAL NET ASSETS — 100.0%	$34,228,652

REIT – Real Estate Investment Trusts

[1]	Callable.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $0, which represents 0.00% of total net assets of the Fund.
[4]	Security is in default.

See accompanying Notes to Financial Statements.

AXS Real Estate Income ETF

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2025 (Unaudited)

Assets:
Investments, at value (Cost $41,936,440)	$33,590,061
Cash	54,235
Receivables:
Investment securities sold	976,268
Dividends	648,347
Total assets	35,268,911

Liabilities:
Payables:
Investment securities purchased	1,028,929
Advisory fees	11,330
Total liabilities	1,040,259

Net Assets	$34,228,652

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$255,598,639
Total distributable earnings (accumulated deficit)	(221,369,987)
Net Assets	$34,228,652

Shares of beneficial interest issued and outstanding	1,640,000
Net asset value per share	$20.87

See accompanying Notes to Financial Statements.

AXS Real Estate Income ETF

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends	$1,200,723
Interest	1,370
Total investment income	1,202,093

Expenses:
Advisory fees	224,539
Interest expense	6
Total expenses	224,545
Advisory fees recovered (waived)	(64,667)
Net expenses	159,878
Net investment income (loss)	1,042,215

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(284,335)
Investments in-kind	(66,290)
Total net realized gain (loss)	(350,625)
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,099,847)
Net change in unrealized appreciation/depreciation	(1,099,847)
Net realized and unrealized gain (loss)	(1,450,472)

Net Increase (Decrease) in Net Assets from Operations	$(408,257)

See accompanying Notes to Financial Statements.

AXS Real Estate Income ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,042,215	$3,241,444
Net realized gain (loss) on investments	(350,625)	(1,658,243)
Net change in unrealized appreciation/depreciation on investments	(1,099,847)	(4,650,407)
Net increase (decrease) in net assets resulting from operations	(408,257)	(3,067,206)

Distributions to Shareholders:
Distributions	(1,720,400)	(3,406,144)
Return of capital	-	(1,218,256)
	(1,720,400)	(4,624,400)
Capital Transactions:
Net proceeds from shares sold	446,842	459,260
Cost of shares redeemed	(2,302,505)	(14,338,269)
Net increase (decrease) in net assets from capital share transactions	(1,855,663)	(13,879,009)

Total increase (decrease) in net assets	(3,984,320)	(21,570,615)

Net Assets:
Beginning of period	38,212,972	59,783,587
End of period	$34,228,652	$38,212,972

Capital Share Transactions:
Shares sold	20,000	20,000
Shares redeemed	(110,000)	(610,000)
Net increase (decrease) in capital share transactions	(90,000)	(590,000)

See accompanying Notes to Financial Statements.

AXS Real Estate Income ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the	For the
	June 30, 2025	Year Ended	Period Ended	For the Year Ended June 30,
	(Unaudited)	December 31, 2024	December 31, 2023*	2023	2022	2021	2020
Net asset value, beginning of period	$22.09	$25.77	$25.72	$27.12	$32.43	$29.42	$34.58
Income from Investment Operations:
Net investment income (loss)[1]	0.62	1.66	1.02	1.69	1.73	1.65	2.17
Net realized and unrealized gain (loss) on investments	(0.82)	(2.95)	0.20	(1.05)	(5.00)	3.66	(4.92)
Total from investment operations	(0.20)	(1.29)	1.22	0.64	(3.27)	5.31	(2.75)

Less Distributions:
From net investment income	(1.02)	(1.75)	(1.06)	(1.78)	(1.78)	(1.72)	(2.27)
From return of capital	-	(0.63)	(0.11)	(0.26)	(0.26)	(0.58)	(0.14)
Total distributions	(1.02)	(2.38)	(1.17)	(2.04)	(2.04)	(2.30)	(2.41)

Capital Share Transactions:
Transaction fees (Note 2c)[1]	-	(0.01)	- [2]	-	-	-	-

Net asset value, end of period	$20.87	$22.09	$25.77	$25.72	$27.12	$32.43	$29.42

Total return[3,4]	(0.87)%[5]	(5.17)%	5.12%[5]	2.40%	(10.63)%	18.58%	(8.27)%
Total return at market price[3,6]	(0.24)%[5]	(5.73)%	5.99%[5]	2.75%	(11.81)%	19.23%	(7.68)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$34,229	$38,213	$59,784	$100,309	$88,828	$131,360	$98,542

Ratio of expenses to average net assets (Including interest expense):
Before fees waived and expenses absorbed/recovered	1.25%[7,8]	1.25%[8]	1.25%[7,8]	1.25%	1.25%	1.25%	1.25%[9]
After fees waived and expenses absorbed/recovered	0.89%[7,8]	0.89%[8]	0.97%[7,8]	1.10%	1.25%	1.25%	1.25%[9]

Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	5.44%[7]	6.68%	7.86%[7]	6.18%	5.58%	5.23%	6.67%
After fees waived and expenses absorbed/recovered	5.80%[7]	7.04%	8.14%[7]	6.33%	5.58%	5.23%	6.67%

Portfolio turnover rate[9]	12%[5]	28%	118%[5]	31%	42%	90%	101%

^	With the Plan of Reorganization with respect to the AXS Real Estate Income ETF (formerly, High Yield ETF), shareholders received shares of the AXS Real Estate Income ETF effective as of the close of business on August 25, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to December 31, effective July 1, 2023.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on NYSE Arca.
[7]	Annualized.
[8]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended June 30, 2025, the year ended December 31, 2024 and the period ended December 31, 2023.
[9]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

Note 1 – Organization

AXS Real Estate Income ETF (the “Fund”) is a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a passively managed exchange-traded fund (“ETF”).

The Fund’s primary investment objective seeks a combination of capital appreciation and current income. The Fund is classified as a non-diversified fund.

The Fund commenced investment operations on August 28, 2023. Prior to that date, the Fund acquired the assets and assumed the liabilities of the High Yield ETF (the “Fund’s Predecessor Fund”), a series of Exchange Listed Funds Trust, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on March 7, 2023, by the Exchange Listed Funds Trust on February 15, 2023, and by beneficial owners of the Fund’s Predecessor Fund on August 18, 2023. The tax-free reorganization was accomplished on August 25, 2023. As a result of the reorganization, the Fund assumed the accounting history of the Fund’s Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Fund’s Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Fund’s Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
2,980,000	$76,733,279

The net unrealized depreciation of investments transferred was $2,517,423 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

(c) Real Estate Investment Trusts (“REITs”)

The Fund has made certain investments in REITS which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

(d) Capital Share Transactions

Fund Shares are listed and traded on NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $200 regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $200 regardless of the number of Creation Units redeemed in the transaction.

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

(e) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(f) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2025, and during the prior open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly unitary management fee to the Advisor at the annual rate of 0.89% of the Fund’s average daily net assets. Prior to April 30, 2025, the Fund paid a monthly unitary management fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for the services it provides to the Fund. The Advisor pays all expenses of the Fund except for the advisory fee, interest, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Advisor has contractually agreed for a period of two years from the date of the reorganization to waive its fees by 0.36% on Fund assets up to $500 million and 0.55% on Fund assets greater than $500 million. This arrangement may be terminated before the conclusion of the two-year term only by the Board of Trustees. The Advisor will not seek recoupment from the Fund of any amounts waived under the fee waiver agreement.

Brown Brothers Harriman & Co. serves as the Fund’s fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Fund’s co-administrators.

ALPS Distributors, Inc. serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.

Note 4 – Federal Income Taxes

At June 30, 2025, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$42,061,130

Gross unrealized appreciation	$164,595
Gross unrealized depreciation	(8,635,664)

Net unrealized appreciation (depreciation) on investments	$(8,471,069)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax distributable earnings	-

Accumulated capital and other losses	(211,747,978)

Net unrealized appreciation (depreciation) on investments	(7,493,352)
Total distributable earnings (accumulated deficit)	$(219,241,330)

The tax character of distributions paid during the year ended December 31, 2024 and period ended December 31, 2023 were as follows:

	December 31, 2024	December 31, 2023
Distributions paid from:
Ordinary income	$3,406,144	$2,913,521
Net long-term capital gains	-	-
Return of capital	1,218,256	313,479
Total distributions paid	$4,624,400	$3,227,000

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

At December 31, 2024, the Fund had accumulated capital loss carry forwards as follows:

Not subject to expiration:
Short-term	$95,706,621
Long-term	116,041,357
Total	$211,747,978

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended June 30, 2025, were $4,567,168 and $4,282,853, respectively.

Purchases, sales, and realized gain/(loss) of in-kind transactions for the six months ended June 30, 2025, were as follows:

Purchases	Sales	Gain/(Loss)
$445,633	$2,276,950	$(66,290)

Note 6 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3	Total
Investments
Common Stock	$33,590,061	$-	$-	$33,590,061
Corporate Bonds	-	-	0	0
Total Investments	$33,590,061	$-	$0	$33,590,061

*	The Fund did not hold any Level 2 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance December 31, 2024	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Balance as of June 30, 2025	$-

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025:

	Fair Value June 30, 2025	Valuation Methodologies	Unobservable Input(1)	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation from an increase in Input(2)
Corporate Bonds	$-	Market Approach	Estimated Recovery Proceeds	$-	N/A	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgements, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 8 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 9 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 10 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on January 22, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Advisor”) with respect to the AXS Real Estate Income ETF series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the S&P 500 Total Return Index, the Gapstow Real Estate Income Index, and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Real Estate category (the “Fund Universe”) for the one-year period ended October 31, 2024; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s total return for the one-year period was below the Gapstow Real Estate Income Index return, the Peer Group and Fund Universe median returns, and the S&P 500 Total Return Index return by 1.09%, 14.35%, 16.56%, and 20.77%, respectively. The Trustees considered the Advisor’s assertion that the Fund's underperformance relative to the Peer Group for the one-year period was due to the Fund's adherence to the Gapstow Real Estate Income Index, which allocated exclusively to mortgage REITs, which generally underperformed the broader REIT market during the period.

The Board considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Fund Universe and Peer Group medians by 0.77% and 0.85%, respectively. The Trustees noted the Advisor’s assertions that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe, and that the advisory fee includes the cost of licensing the Fund’s underlying index. The Trustees also considered that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.77% and 0.81%, respectively. The Trustees considered that the Advisor had agreed to extend the Fund’s current expense limitation of 0.89%, which was initially established for a two-year period following the reorganization of the Fund’s predecessor into the Fund, for an additional year. The Trustees also considered the Advisor’s observation that several of the funds in the Peer Group were part of larger fund complexes that could support lower expense caps than the Advisor, and that the Fund’s total expenses were set at a level that the Advisor could support. The Trustees also observed that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe.

The Board and the Independent Trustees concluded that, based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended October 31, 2024, noting that the Advisor had waived a significant portion of its advisory fee for the Fund. The Board determined that the profits of the Advisor from its relationship with the Fund were reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	9/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/8/2025